BDI INVESTMENT CORPORATION

                                   -----------


                            For the Six Months Ending


                                December 31, 1998

                           BDI INVESTMENT CORPORATION

                                 C O N T E N T S






Statement of Assets and Liabilities for the Six Months Ended December 31, 1998 and Fiscal Year Ended June 27, 1998.


Statement of Operations for the Six
     Months Ended December 31, 1998
     and December 31, 1997.


Statement of Changes in Net Assets for the Six Months Ended December 31, 1998 and December 31, 1997.


Notes to Financial Statements


Schedule of Securities


Supplementary Information


Corporate Data

                                   BDI INVESTMENT CORPORATION
                              STATEMENT OF ASSETS AND LIABILITIES
                                          (Unaudited)



                                                                  Six Months     Twelve Months
                                                                    Ended             Ended
                                                                 December 31,        June 27,
                                                                    1998               1998
                                                                ------------      ------------
ASSETS:

     Investments in Securities at Market
        Value (Note B) (Cost of $13,428,000)                    $ 14,199,000      $ 14,153,000
     Cash and Cash Equivalents                                       156,000           112,000
     Interest Receivable                                             250,000           252,000
     Prepaid Expenses                                                  1,000                 0
                                                                ------------      ------------

                                         Total Assets:          $ 14,606,000      $ 14,517,000
LIABILITIES:

     Accounts Payable                                                 10,000             8,000
     Accrued Expenses                                                 13,000            13,000
     Dividend Payable                                                384,000           343,000
                                                                ------------      ------------

                                         Total Liabilities:     $    407,000      $    364,000
                                                                ------------      ------------

                                         Net Assets:            $ 14,199,000      $ 14,153,000
                                                                ============      ============
NET ASSETS:

     Preferred Stock, Without Par Value:                        $          0      $          0
       Authorized, 500,000 Shares Issued None
     Common Stock, Par Value $.10 Per Share
       Authorized, 4,500,000 Shares
       Issued, 1,425,151                                        $    143,000      $    143,000
     Additional Paid-In Capital                                    3,673,000         3,673,000
     Retained Earnings                                            10,405,000        10,359,000
     Less-Treasury Stock at Cost, 3,600 Shares                       (22,000)          (22,000)
                                                                ------------      ------------

                                         Net Assets:            $ 14,199,000      $ 14,153,000
                                                                ============      ============

     Net Assets per Common Share Outstanding:                   $       9.99      $       9.96
                                                                ============      ============

                        See Notes To Financial Statements

                                  BDI INVESTMENT CORPORATION
                                   STATEMENT OF OPERATIONS
                                         (Unaudited)


                                                                       Six Months Ended
                                                                  -------------------------
                                                                  December 31    December 31
                                                                     1998            1997
INVESTMENT INCOME:  (Note B)
     Interest                                                      $ 392,000      $ 393,000
     Dean Witter Tax Exempt                                                0         18,000
     Tax-Exempt Dividends                                              3,000          2,000
                                                                   ---------      ---------
                                                                   $ 395,000      $ 413,000

EXPENSES:
     Accounting and Bookkeeping                                       16,000         17,000
     Legal                                                             1,000          2,000
     Directors' Fees                                                  12,000         12,000
     Other Operating                                                   6,000          7,000
                                                                   ---------      ---------
                                                                      35,000         38,000
                                                                   ---------      ---------
                                         Net Investment Income     $ 360,000      $ 375,000
                                                                   ---------      ---------
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:

     Proceeds from Sales
       and redemptions                                               311,000        507,000
     Cost of Investments Sold
       and Redeemed                                                  335,000        505,000
                                                                   ---------      ---------
     Net Realized Gain/(Loss)                                        (24,000)         2,000
     Net Unrealized Gain/(Loss)                                       92,000        327,000
                                                                   ---------      ---------

     Net Realized and Unrealized
       Gain/(Loss) on Investments                                     68,000        329,000
                                                                   ---------      ---------
NET REALIZED AND UNREALIZED GAIN                                   $ 428,000      $ 704,000
                                                                   =========      =========

                        See Note to Financial Statements

                                BDI INVESTMENT CORPORATION
                            STATEMENT OF CHANGES IN NET ASSETS
                                        (Unaudited)



                                               Six Months Ended          Six Months Ended
                                                  December 31               December 31
                                                      1998                      1997
                                                 ------------               ------------
FROM INVESTMENT ACTIVITIES
     Net Investment Income                       $    360,000               $    375,000
     Net Realized Gain/(Loss)
       on Investments                                 (24,000)                     2,000
     Net Unrealized Gain/(Loss) on
       Investments                                     92,000                    327,000
                                                 ------------               ------------

     Increase in Net Assets Derived
       from Investment Activities                     428,000                    704,000

        From Distributions to Shareholders:

     One bi-annual dividend of $.25 and one
       extraordinary $.0185 per share on
       1,421,551 Shares Outstanding                  (382,000)                  (430,000)
                                                 ------------               ------------

NET INCREASE/(DECREASE) IN ASSETS                      46,000                    274,000

NET ASSETS:
     Beginning of Period                           14,153,000                 13,692,000
       (including undistributed net
        investment income)
                                                 ------------               ------------

     End of Period                                 14,199,000                 13,966,000
                                                 ============               ============


                  See Note to Financial Statements

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 1998


                     A.   Consolidated Financial Statement:

                                The   statement   of  assets   and   liabilities
                     including the schedule of tax-exempt securities as of December 31, 1998, and the related statements of operations, changes in new assets, and supplementary information, for the six months ending December 31, 1998, have been by the Company, without audit. In the opinion of management, all adjustments (which include prepared only normal reocurring adjustments) necessary to present fairly the financial position at December 31, 1998 and all periods presented have been made.

                     B.   General:

                                 On January 10, 1984, BDI Investment Corporation
                     (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission in order to register under the Investment Company Act of 1940 as a closed-end diversified management investment company.

                     C.    Summary of Significant Accounting Policies:

                                Investments:

                                 The investment  portfolio consists primarily of
                     tax-exempt bonds which are valued at the last bid price on the last business day of the quarter.

                                Income Recognition:

                                 Security transactions are recorded on the trade
                     date. Interest income is accrued and recorded based upon settlement dates.

                                Taxes:

                                 The  Company  has   qualified  as  a  Regulated
                     Investment Company under certain provisions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such Income. As a Regulated Investment Company, the Company may "pass through" to its shareholders the character of the income which it receives.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 1998


                               Distributions:

                                 It  is   the   Company's   policy   to   record
                     distributions to shareholders as of the date they are declared by the Board of Directors.

                               Fiscal Year:

                                 The Company's  fiscal year ends on the Saturday
                     nearest the end of June.

                     D.    Directors' Fees:

                                 The  Company  pays  fees and  provides  expense
                     reimbursement to members of the Board of Directors who are not officers of the Company.

                     E.    Purchases and Sales of Securities:

                                 For the six months  ending  Dectember 31, 1998,
                     the aggregate cost of tax-exempt bond purchases were $289,000 and the aggregate proceeds from sales or redemptions of tax-exempt bonds were $275,000.

                     F.     Income Taxes:

                                 For the six months ending December 31, 1998, no
                     income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders (See Note B).

                                            BDI INVESTMENT CORPORATION
                                               INVESTMENT PORTFOLIO
                                              SCHEDULE OF SECURITIES
                                                December 31, 1998

                                                                                                         MARKET
           PAR VALUE                          ISSUER                             COST                    VALUE
           ---------                          ------                             ----                    -----
           $ 100,000                     Anaheim CA Water Rev                  $ 103,000               $ 109,000
                                         5.500%, 7/1/03

             100,000                     Assoc Bay Area Govt                     100,000                 101,000
                                         5.900%, 10/1/99

             255,000                     Assoc Bay Area Govt                     253,000                 263,000
                                         6.100%, 10/1/00

             200,000                     Bakersfield CA Pub Fing                 200,000                 210,000
                                         5.800%, 9/15/06

             110,000                     Banning, California                     105,000                 116,000
                                         7.000%, 3/1/20

              40,000                     Berkeley Unified School Dist             40,000                  40,000
                                         5.000%, 8/1/17

             265,000                     Buena Park Redev                        263,000                 270,000
                                         6.300%, 9/1/99

             260,000                     Buena Park Redev                        258,000                 260,000
                                         6.300%, 3/1/99

             135,000                     CA Edl Rev, Harvey Mudd College         139,000                 153,000
                                         6.050%, 12/1/08

             100,000                     CA HFF Healthcare                       100,000                 107,000
                                         5.900%, 9/1/02

             200,000                     CA HFF Healthcare                       202,000                 217,000
                                         6.000%, 9/1/03

              25,000                     CA Health Facilities                     26,000                  26,000
                                         7.700%, 10/1/03

             100,000                     CA Health, Stanford                      99,000                 102,000
                                         5.000%, 11/15/13

                                            BDI INVESTMENT CORPORATION
                                               INVESTMENT PORTFOLIO
                                              SCHEDULE OF SECURITIES
                                                December 31, 1998


                                                                                                         MARKET
           PAR VALUE                          ISSUER                             COST                    VALUE
           ---------                          ------                             ----                    -----
            $ 50,000                     CA Health, Kaiser                      $ 54,000                $ 53,000
                                         7.000%, 10/1/08

             175,000                     CA Hsg Fin Agy Rev                      175,000                 178,000
                                         5.200%, 2/1/13

              25,000                     CA Hsg Fin Agy Rev                       25,000                  27,000
                                         6.25%, 2/1/06

             100,000                     California State GO's                   100,000                 104,000
                                         5.000%, 7/1/12

             125,000                     CA State Pub Works                      123,000                 131,000
                                         5.000%, 10/1/10

             100,000                     CA State Pub Works                       99,000                  99,000
                                         4.700%, 10/1/14

             150,000                     CA State Pub Works                      149,000                 163,000
                                         5.600%, 4/1/06

             100,000                     CA State Pub Works                      101,000                 110,000
                                         6.400%,9/1/08

             425,000                     California Stwd San Gabriel             417,000                 450,000
                                         5.375%, 9/1/07

             100,000                     Carlsbad Ca Impt Bd                     100,000                 103,000
                                         5.450%, 9/2/10

             100,000                     Carlsbad Ca Impt Bd                     100,000                 103,000
                                         5.350%, 9/2/09

             100,000                     Compton Ca Com Redev                    100,000                 103,000
                                         7.700%, 8/1/99

             325,000                     Compton, California Cmnty               325,000                 340,000
                                         7.800%, 8/8/01

             100,000                     Contra Costa County CA                  100,000                 111,000
                                         6.200%, 8/1/08

                                            BDI INVESTMENT CORPORATION
                                               INVESTMENT PORTFOLIO
                                              SCHEDULE OF SECURITIES
                                                December 31, 1998

                                                                                                         MARKET
           PAR VALUE                          ISSUER                             COST                    VALUE
           ---------                          ------                             ----                    -----
           $ 165,000                     Contra Costa Hosp COP                 $ 172,000               $ 185,000
                                         6.400%, 11/1/05

              35,000                     Corona SFMR                              35,000                  37,000
                                         5.500%, 11/1/10

             100,000                     Duarte Redev Agy                        100,000                 109,000
                                         5.950%, 9/1/04

             250,000                     East Muni Wtr & Swr                     243,000                 261,000
                                         5.375%, 7/1/13

             340,000                     Emeryville Public Fing                  337,000                 365,000
                                         5.700%, 9/1/07

              75,000                     Escondido MF Hsg                         75,000                  79,000
                                         5.250%, 1/1/05

              75,000                     Escondido MF Hsg                         77,000                  79,000
                                         5.400%, 7/1/07

              50,000                     Los Angeles MFHR FHA                     51,000                  51,000
                                         7.300%, 7/20/11

             250,000                     Lynwood Lease Rev                       269,000                 275,000
                                         6.000%, 9/1/12

             225,000                     Metro Water Dist G.O.                   192,000                 228,000
                                         5.250%, 3/1/22

             500,000                     Metro Water Dist Rev                    500,000                 527,000
                                         5.400%,7/1/10

              50,000                     Metro Water Dist Rev                     48,000                  52,000
                                         5.500%, 7/1/19

             600,000                     Metro Water Dist Rev                    588,000                 630,000
                                         5.500%, 7/1/13

                                            BDI INVESTMENT CORPORATION
                                               INVESTMENT PORTFOLIO
                                              SCHEDULE OF SECURITIES
                                                December 31, 1998

                                                                                                         MARKET
           PAR VALUE                          ISSUER                             COST                    VALUE
           ---------                          ------                             ----                    -----
           $ 350,000                     Metro Water Dist Rev                  $ 341,000               $ 346,000
                                         5.000%, 7/1/20

             150,000                     Midpeninsula Reg                        150,000                 172,000
                                         6.950%, 9/1/08

              20,000                     Montclair, CA Redv Agy Res               19,000                  24,000
                                         7.750%, 10/1/11

             100,000                     Montebello Cmnty Redev                   99,000                 105,000
                                         5.150%, 9/1/12

             125,000                     Oakland, California Redev.              125,000                 134,000
                                         7.400%, 6/1/10

              45,000                     Palmdale, CA SFMR                        43,000                  52,000
                                         7.000%, 9/1/11

             600,000                     Placer Co Cal Wtr                       600,000                 636,000
                                         5.500%, 7/1/10

             145,000                     Pleasanton CA CTFS                      153,000                 157,000
                                         6.700%, 10/1/06

             280,000                     Puerto Rico HFC                         290,000                 293,000
                                         7.500%, 4/1/22

             155,000                     Puerto Rico HFC SF GNMA                 161,000                 164,000
                                         7.650%, 10/15/22

              40,000                     Redding CA Sch SR                        36,000                  40,000
                                         5.000%, 3/1/19

             235,000                     Riverside Co CA Asset                   235,000                 254,000
                                         6.000%, 6/1/04

             600,000                     Riverside Electric Rev                  567,000                 603,000
                                         5.000%, 10/1/13

                                            BDI INVESTMENT CORPORATION
                                               INVESTMENT PORTFOLIO
                                              SCHEDULE OF SECURITIES
                                                December 31, 1998

                                                                                                         MARKET
           PAR VALUE                          ISSUER                             COST                    VALUE
           ---------                          ------                             ----                    -----
           $ 105,000                     Rossmoor Cmnty Svs                    $ 106,000               $ 108,000
                                         5.800%, 9/2/05

              50,000                     Sacramento New Pub Hsg                   52,000                  52,000
                                         6.000%, 12/1/07

             185,000                     San Clemente, CA Ltd Obl                185,000                 191,000
                                         7.900%, 9/1/99

             155,000                     San Francisco GO                        159,000                 164,000
                                         6.100%, 6/15/07

             100,000                     San Francisco Port Comm                  98,000                 106,000
                                         5.500%, 7/1/04

              50,000                     San Francisco Pub Hsg                    50,000                  51,000
                                         5.125%, 8/1/10

             200,000                     San Joaquin Cop Hosp                    200,000                 214,000
                                         5.900%, 9/1/03

             100,000                     San Luis Obisbo Wtr                     100,000                 104,000
                                         5.375%, 6/1/08

             105,000                     San Luis Obisbo Wtr                     105,000                 110,000
                                         5.500%, 6/1/09

             150,000                     Santa Clara Hsg Auth                    150,000                 150,000
                                         4.500%, 6/1/16

             600,000                     Santa Maria Redev                       581,000                 600,000
                                         5.000%, 6/1/16

             200,000                     Sierra Uni Sch Dist                     193,000                 208,000
                                         5.650%, 3/1/04

              90,000                     Sonoma, CA Cmnty Redev                   89,000                  91,000
                                         7.900%, 8/1/14

                                            BDI INVESTMENT CORPORATION
                                               INVESTMENT PORTFOLIO
                                              SCHEDULE OF SECURITIES
                                                December 31, 1998

                                                                                                         MARKET
           PAR VALUE                          ISSUER                             COST                    VALUE
           ---------                          ------                             ----                    -----
           $ 250,000                     Tahoe Forest Hosp                     $ 246,000               $ 271,000
                                         5.850%, 8/1/04

             600,000                     Tehatchapi School Dist                  592,000                 648,000
                                         6.300%, 8/1/21

             100,000                     Temecula Valley CA Uni Sch              102,000                 108,000
                                         5.900%, 9/1/04

              20,000                     Thousand Oaks, CA RDV                    20,000                  20,000
                                         7.900%, 1/1/16

             130,000                     University of CA Rev's                  129,000                 142,000
                                         5.875%, 9/1/08

             575,000                     Vallejo CA Rev FHA                      574,000                 589,000
                                         5.650%, 5/1/27

             335,000                     Westminister City COP                   335,000                 365,000
                                         5.750%, 6/1/09

         -----------                                                         -----------             -----------
         $13,525,000                                                         $13,428,000             $14,199,000
         ===========                                                         ===========             ===========


                                          BDI INVESTMENT CORPORATION
                                           SUPPLEMENTARY INFORMATION

                            SIX MONTHS ENDED DECEMBER 31, 1998, DECEMBER 31, 1997,
                          DECEMBER 31, 1996, DECEMBER 31, 1995 AND DECEMBER 31, 1994


                             selected date for each share of common stock follows:

                                               1998           1997          1996          1995          1994
                                             --------        ------         -----         -----         -----
Investment Income                            $   0.28          0.29          0.29          0.29          0.28
   Expenses                                      0.02          0.03          0.02          0.02          0.02
                                             --------        ------         -----         -----         -----
           Net Investment Income                 0.26          0.26          0.27          0.27          0.26
   Dividends from net investment
      income                                    (0.27)        (0.30)        (0.21)        (0.30)        (0.32)
                                             --------        ------         -----         -----         -----
   Distributions in excess of net
      investment income                         (0.01)        (0.04)         0.06         (0.03)        (0.06)

   Net realized gain (loss) and
      increase/(decrease) in
      unrealized appreciation                    0.04          0.23          0.25          0.46         (0.55)
                                             --------        ------         -----         -----         -----
   Net increase (decrease) in
      net asset value                            0.03          0.19          0.31          0.43         (0.61)
                                             --------        ------         -----         -----         -----
   Beginning of period                           9.96          9.63          9.34          9.14          9.03
                                             --------        ------         -----         -----         -----
   End of period                                 9.99          9.82          9.65          9.57          8.42
                                             ========        ======         =====         =====         =====
   Ratio of expense to average
      net assests                                0.25%         0.27%         0.25%         0.22%         0.30%
                                             ========        ======         =====         =====         =====
   Ratio of net investment
      income to average net assets               2.54%         2.71%         2.80%         2.85%         2.94%
                                             ========        ======         =====         =====         =====
   Ratio of total investment
      operating expenses to total
      investment income                          8.86%         9.20%         8.27%         7.25%         9.25%
                                             ========        ======         =====         =====         =====
   Market price at end of period                    *             *             *             *             *
   Portfolio Turnover                            1.95%         3.62%         0.97%         8.14%         6.63%
                                             ========        ======         =====         =====         =====

   Number of shares outstanding at the
       end of each period                                               1,421,551
                                                                        =========

* Due to the limited market that currently exists for the Company's common stock, there is is no established market price.

                    BDI INVESTMENT CORPORATION CORPORATE DATA


        Arthur Brody                     Chairman of the Board of Directors,
                                         Chief Executive Officer, President
                                         and Treasurer

        Edward Kane                      Director

        Michael Stolper                  Director

        Donald Brody                     Secretary

        COUNSEL:                         Lowenstein, Sandler, Kohl,
                                         Fisher and Boylan

        AUDITORS:                        Lavine, Lofgren, Morris and
                                         Engelberg

        TRANSFER AGENT:                  Registrar & Transfer Co.

        CUSTODIAN:                       Dean Witter